Appendix 2.1 Additional Information No. 715 of February 3, 2012 - Summary of Type of Portfolio (Detail) - CLP ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade And Other Receivables [Line Items]
Trade and other receivables, current	$ 1,449,294,549	$ 1,509,513,355
Non-current receivables	903,678,141	691,147,645
Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,526,741,488	1,586,535,818
Non-current receivables	916,729,235	703,330,626
Portfolio By Type | Gross Carrying Amount [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,427,709,524	1,437,903,199
Non-current receivables	775,262,173	529,584,066
Portfolio By Type | Gross Carrying Amount [Member] | 1-30 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	31,474,982	165,196,456
Portfolio By Type | Gross Carrying Amount [Member] | 31-60 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	48,358,190	20,742,604
Portfolio By Type | Gross Carrying Amount [Member] | 61-90 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	17,972,222	13,545,981
Portfolio By Type | Gross Carrying Amount [Member] | 91 - 120 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	16,543,822	19,943,245
Portfolio By Type | Gross Carrying Amount [Member] | 121-150 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	11,522,260	20,455,008
Portfolio By Type | Gross Carrying Amount [Member] | 151-180 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	27,808,169	20,258,067
Portfolio By Type | Gross Carrying Amount [Member] | 181-210 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	11,142,122	12,059,092
Portfolio By Type | Gross Carrying Amount [Member] | 211-250 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	28,572,932	10,660,914
Portfolio By Type | Gross Carrying Amount [Member] | More than 251 days [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	159,492,141	91,914,939
Portfolio By Type | Gross Carrying Amount [Member] | Current Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,074,822,684	1,063,126,893
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,061,685	143,536,076
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	35,583,465	8,891,588
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,511,845	5,258,816
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,257,758	12,773,438
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,950,129	13,785,800
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	21,602,876	15,520,362
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,729,653	8,046,533
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	23,719,622	6,266,126
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	51,841,516	17,367,989
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	685,684,933	654,985,092
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,061,685	143,493,478
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	35,583,465	8,872,845
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	9,511,845	5,125,060
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,257,758	12,752,139
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,950,129	13,778,132
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	21,602,876	15,518,658
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,729,653	8,044,829
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	23,719,622	6,264,422
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	51,439,031	16,640,911
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	685,468,573	650,526,145
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		42,598
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		18,743
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		133,756
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		21,299
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		7,668
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		1,704
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		1,704
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current		1,704
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	402,485	727,078
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Other Consumers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	216,360	4,458,947
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	860,943,482	886,431,820
Non-current receivables	2,234,948	45,059,200
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	860,324,637	881,016,619
Non-current receivables	2,234,948	45,059,200
Trade receivables, Generation and Transmission [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Other Consumers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	618,845	5,415,201
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	18,086,380	18,101,908
Trade receivables, distribution [Member] | Portfolio By Type | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,326,917	3,558,472
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,049,481	10,217,205
Trade receivables, distribution [Member] | Portfolio By Type | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	725,244	1,633,811
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,021,627	7,129,766
Trade receivables, distribution [Member] | Portfolio By Type | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	438,750	1,157,399
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,948,543	6,390,564
Trade receivables, distribution [Member] | Portfolio By Type | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	337,521	779,243
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,294,589	6,192,733
Trade receivables, distribution [Member] | Portfolio By Type | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	277,542	476,475
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,949,544	4,355,613
Trade receivables, distribution [Member] | Portfolio By Type | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	255,749	382,092
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,210,200	3,717,495
Trade receivables, distribution [Member] | Portfolio By Type | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	202,269	295,064
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,571,767	4,201,773
Trade receivables, distribution [Member] | Portfolio By Type | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	281,543	193,015
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	105,173,186	71,424,509
Trade receivables, distribution [Member] | Portfolio By Type | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,477,439	3,122,441
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	331,680,208	348,967,768
Trade receivables, distribution [Member] | Portfolio By Type | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	57,457,543	59,174,033
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,418,154	787,279
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,699	47,387
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,766,205	1,075,417
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	11,031
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	582,003	(508,243)
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,177	1,881
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	461,826	488,532
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,384
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	317,234	547,488
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,134
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	61,937	199,112
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,732
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	143,118	429,147
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	78,772	341,610
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,380,707	7,288,119
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	19,546,310	35,302,143
Trade receivables, distribution [Member] | Portfolio By Type | Large customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,310,509	906,322
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,951,715	2,354,678
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	424,316	3,538
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,187,525	2,527,830
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	139,123	963
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,090,699	1,892,330
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	469	352
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	492,144	1,616,578
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	705	136
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	961,156	1,205,937
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	276	136
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	711,423	825,758
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	252	136
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,014,314	525,530
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	221
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	690,994	757,769
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	453
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	13,739,433	15,337,122
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	334,800	667,757
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	10,698,734	(1,845,237)
Trade receivables, distribution [Member] | Portfolio By Type | Institutional customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,323,077	3,815,122
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	12,716,511	14,959,951
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 1-30 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	889,902	3,507,547
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	8,095,751	6,613,958
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 31-60 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	575,090	1,632,848
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	6,348,925	4,729,193
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 61-90 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	437,104	1,155,166
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,994,573	4,285,454
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 91 - 120 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	333,432	779,107
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,016,199	4,439,308
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 121-150 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	274,132	476,339
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	5,176,184	3,330,743
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 151-180 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	253,765	381,956
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,052,768	2,762,818
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 181-210 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	202,048	295,064
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	3,802,001	3,102,394
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | 211-250 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	281,090	193,015
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	83,053,046	48,799,268
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | More than 251 days [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	2,142,639	2,454,684
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	301,435,164	311,820,388
Trade receivables, distribution [Member] | Portfolio By Type | Mass-market Customers [Member] | Current Portfolio [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	52,823,957	54,452,589
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	502,985,525	480,699,334
Non-current receivables	978,707	368,918
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	63,780,517	70,772,045
Non-current receivables	772,048,518	484,155,948
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	34,756,266	46,967,090
Non-current receivables	131,132	304,946
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Large customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	1,343,666	955,590
Non-current receivables	3,383,991	7,550,856
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	33,538,137	28,888,769
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Institutional customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	4,223,692	4,488,140
Non-current receivables	1,618,596	25,518,329
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Non-renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	434,691,122	404,843,475
Non-current receivables	847,575	63,972
Trade receivables, distribution [Member] | Portfolio By Type | Gross Carrying Amount [Member] | Mass-market Customers [Member] | Renegotiated Portfolio [Member]
Trade And Other Receivables [Line Items]
Trade and other receivables, current	58,213,159	65,328,315
Non-current receivables	$ 767,045,931	$ 451,086,763